Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Claw Back Policy

To ensure that the Company’s incentive programs for its executives do not provide incentives to take excessive risks that could have a material adverse impact on the Company, the Board of Directors adopted a Policy for Recovery of Incentive Compensation in February 2014, which policy was amended and restated in November 2023. Pursuant to the claw back rights established by the amended and restated policy, in the event of certain restatements of the Company’s financial statements, to the extent legally possible, the Company’s Compensation Committee will seek to recover from any director or officer receiving incentive-based compensation based on attainment of certain financial reporting measures in excess of what otherwise would have been awarded or paid. If the Company’s financial statements are required to be restated due to material noncompliance with any financial reporting requirement under the federal securities laws (other than a restatement due to a change in accounting rules) and such restatement results in a restatement of the financial reporting measures applicable to the award or that the Committee determines would have merited a lower payment based upon the restated financial results, then the Committee will recover the excess amount. These claw back rights apply to the three-year period preceding the Board’s or Committee’s conclusion that a restatement of financial statements is required or the three-year period prior to the date of the misconduct. Each director and officer who receives incentive-based compensation is required to certify in writing that he or she agrees to comply with the Company’s claw back policy.